EVENTS AFTER THE REPORTING PERIOD (Details Textual) - $ / shares		12 Months Ended
	Feb. 16, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement1 [Line Items]
Interim dividend payable per share		$ 0.72	$ 0	$ 0
Common stock shares outstanding excluding treasury shares		825,163	56,975	299,641
Declaration Of Interim Dividend [Member] | Ordinary shares [member]
Statement1 [Line Items]
Interim dividend payable per share	$ 0.72
Common stock shares outstanding excluding treasury shares	18,484,861
Date on or before which in term dividend is payable	Mar. 22, 2022
Record date for determining the shareholders eligible for dividend	Mar. 11, 2022